TEKLA HEALTHCARE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019

(Unaudited)

SHARES		VALUE
	CONVERTIBLE PREFERRED AND WARRANTS (Restricted)(a) (b) - 0.7% of Net Assets
	Biotechnology — 0.7%
911,127	Decipher Biosciences, Inc. Series II, 8.00%	$1,375,802
905,797	Decipher Biosciences, Inc. Series III, 8.00%	1,967,391
294,259	Oculis SA, Series B2 (c)	2,531,515
2,538,462	Rainier Therapeutics, Inc. Series A, 6.00%	254
1,470,588	Rainier Therapeutics, Inc. Series B, 6.00%	147
		5,875,109
	Health Care Equipment & Supplies — 0.0%
407,078	IlluminOss Medical, Inc. Series AA, 8.00%	339,300
383,470	IlluminOss Medical, Inc. Junior Preferred, 8.00%	38
32,792	IlluminOss Medical, Inc. Warrants (expiration 03/31/27, exercise price $1.00)	0
27,356	IlluminOss Medical, Inc. Warrants (expiration 09/06/27, exercise price $1.00)	0
10,942	IlluminOss Medical, Inc. Warrants (expiration 11/20/27, exercise price $1.00)	0
21,885	IlluminOss Medical, Inc. Warrants (expiration 01/11/28, exercise price $1.00)	0
21,885	IlluminOss Medical, Inc. Warrants (expiration 02/06/28, exercise price $1.00)	0
21,388	IlluminOss Medical, Inc. Warrants (expiration 01/29/29, exercise price $1.00)	0
5,968	IlluminOss Medical, Inc. Warrants (expiration 04/29/29, exercise price $1.00)	0
9,423	IlluminOss Medical, Inc. Warrants (expiration 05/13/29, exercise price $1.00)	0
13,003	IlluminOss Medical, Inc. Warrants (expiration 07/02/29, exercise price $1.00)	0
4,250	IlluminOss Medical, Inc. Warrants (expiration 08/29/29, exercise price $1.00)	0
24,668	IlluminOss Medical, Inc. Warrants (expiration 09/27/29, exercise price $1.00)	0
		339,338
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $10,822,149)	6,214,447

PRINCIPAL AMOUNT
CONVERTIBLE AND NON-CONVERTIBLE NOTES - 19.0% of Net Assets
Convertible Notes (Restricted)(b) — 0.2%
Biotechnology — 0.1%
$1,435,801	Rainier Therapeutics, Inc. Promissory Notes, 8.00% due 03/31/20	1,255,272

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE
	Health Care Equipment & Supplies — 0.1%
$774,246	IlluminOss Medical, Inc. Promissory Notes, 8.00% due 12/31/21	$774,246
	Total Convertible Notes	2,029,518

	Non-Convertible Notes — 18.8%

	Biotechnology — 3.8%
3,245,000	AbbVie, Inc., 3.20% due 05/14/26	3,362,766
5,303,000	AbbVie, Inc., 4.25% due 11/14/28	5,865,571
10,000,000	Amgen, Inc., 3.63% due 05/15/22	10,334,281
2,200,000	Amgen, Inc., 3.20% due 11/02/27	2,318,628
840,000	Biogen, Inc., 3.63% due 09/15/22	874,302
10,000,000	Gilead Sciences, Inc., 2.95% due 03/01/27	10,389,324
		33,144,872
	Health Care Equipment & Supplies — 2.0%
2,100,000	Abbott Laboratories, 3.40% due 11/30/23	2,207,908
2,413,000	Becton, Dickinson and Co., 3.70% due 06/06/27	2,567,915
2,225,000	Medtronic, Inc., 3.50% due 03/15/25	2,385,173
3,500,000	Stryker Corp., 3.65% due 03/07/28	3,767,057
6,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 08/15/35	6,099,112
		17,027,165
	Health Care Providers & Services — 8.0%
6,393,000	Acadia Healthcare Co., Inc., 5.13% due 07/01/22	6,440,948
10,500,000	Anthem, Inc., 3.50% due 08/15/24	11,008,975
2,975,000	Anthem, Inc., 4.10% due 03/01/28	3,232,633
2,325,000	Anthem, Inc., 4.65% due 08/15/44	2,635,508
2,100,000	Cigna Corp., 3.50% due 06/15/24(d)	2,193,478
1,504,000	Cigna Corp, 4.38% due 10/15/28	1,666,264
8,250,000	Cigna Corp, 6.13% due 11/15/41(d)	10,539,065
2,100,000	CVS Health Corp., 3.70% due 03/09/23	2,188,906
3,600,000	CVS Health Corp., 4.30% due 03/25/28	3,932,789
2,100,000	CVS Health Corp., 4.78% due 03/25/38	2,387,425
3,700,000	CVS Health Corp., 5.05% due 03/25/48	4,384,598
1,989,000	Encompass Health Corp., 5.75% due 11/01/24	2,011,376

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE
	Health Care Providers & Services — continued
$4,850,000	HCA Healthcare, Inc., 6.25% due 02/15/21	$5,056,125
2,750,000	Tenet Healthcare Corp., 4.63% due 07/15/24	2,815,313
2,100,000	UnitedHealth Group, Inc., 2.88% due 12/15/21	2,142,145
1,460,000	UnitedHealth Group, Inc., 3.85% due 06/15/28	1,611,100
4,970,000	UnitedHealth Group, Inc., 3.88% due 12/15/28	5,503,170
		69,749,818
	Healthcare Services — 0.3%
2,100,000	Laboratory Corporation of America Holdings, 3.60% due 02/01/25	2,210,950

	Life Sciences Tools & Services — 0.2%
2,100,000	Thermo Fisher Scientific, Inc., 3.20% due 08/15/27	2,197,568

	Pharmaceuticals — 4.5%
4,750,000	AstraZeneca plc, 6.45% due 09/15/37 (c)	6,699,744
7,500,000	Bristol-Myers Squibb Co., 3.20% due 06/15/26(d)	7,879,642
2,100,000	Bristol-Myers Squibb Co., 3.40% due 07/26/29(d)	2,247,470
2,200,000	Johnson & Johnson, 2.90% due 01/15/28	2,296,771
4,200,000	Merck & Co., Inc., 2.80% due 05/18/23	4,327,581
2,100,000	Merck & Co., Inc., 2.75% due 02/10/25	2,178,969
4,000,000	Merck & Co., Inc., 3.40% due 03/07/29	4,333,542
8,100,000	Pfizer, Inc., 3.45% due 03/15/29	8,729,211
		38,692,930
	Total Non-Convertible Notes	163,023,303
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $158,311,356)	165,052,821

SHARES
	COMMON STOCKS AND WARRANTS - 99.6% of Net Assets

	Biotechnology — 15.5%
255,686	AbbVie, Inc. (e)	22,638,438
50,716	Alexion Pharmaceuticals, Inc. (a) (e)	5,484,935
125,117	Amgen, Inc. (e)	30,161,955
183,713	Atreca, Inc. (a)	2,842,040
39,216	Biogen, Inc. (a) (e)	11,636,564
47,991	Esperion Therapeutics, Inc. (a)	2,861,703
16,040	Exelixis, Inc. (a)	282,625
145,833	Galera Therapeutics, Inc. (a)	1,919,162
218,813	Galera Therapeutics, Inc. (Restricted) (a) (b)	2,591,626
317,890	Gilead Sciences, Inc.	20,656,492
43,500	Incyte Corp. (a) (e)	3,798,420
8,359	Ligand Pharmaceuticals, Inc. (a)	871,760
40,093	Nektar Therapeutics (a) (e)	865,407
226,241	Pieris Pharmaceuticals, Inc. (a)	818,992

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Biotechnology — continued
40,496	Pieris Pharmaceuticals, Inc., Series A Warrants (expiration 06/08/21, exercise price $3.00) (a) (b)	$44,951
20,248	Pieris Pharmaceuticals, Inc., Series B Warrants (expiration 06/08/21, exercise price $2.00) (a) (b)	30,372
12,196	Puma Biotechnology, Inc. (a)	106,715
23,521	Regeneron Pharmaceuticals, Inc. (a) (e)	8,831,665
35,500	REGENXBIO, Inc. (a) (e)	1,454,435
68,859	Vertex Pharmaceuticals, Inc. (a) (e)	15,076,678
27,479	Xencor, Inc. (a)	945,003
		133,919,938
	Health Care Equipment & Supplies — 15.9%
360,351	Abbott Laboratories (e)	31,300,088
16,384	ABIOMED, Inc. (a) (e)	2,794,947
77,826	Baxter International, Inc. (e)	6,507,810
51,368	Becton, Dickinson and Co. (e)	13,970,555
70,421	DENTSPLY Sirona, Inc. (e)	3,985,124
43,783	Edwards Lifesciences Corp. (a) (e)	10,214,136
17,402	Hologic, Inc. (a)	908,558
22,906	IDEXX Laboratories, Inc. (a) (e)	5,981,444
34,888	Inogen, Inc. (a) (e)	2,383,897
14,585	Masimo Corp. (a)	2,305,305
276,568	Medtronic plc (e)	31,376,640
4,660	STERIS plc	710,277
65,638	Stryker Corp.	13,780,042
12,445	Teleflex, Inc.	4,684,796
42,963	Zimmer Biomet Holdings, Inc. (e)	6,430,702
		137,334,321
	Health Care Providers & Services — 16.1%
49,650	Acadia Healthcare Co., Inc. (a)	1,649,373
56,698	Anthem, Inc. (e)	17,124,497
17,440	Charles River Laboratories International, Inc. (a) (e)	2,664,134
121,050	Cigna Corp. (e)	24,753,515
109,035	Community Health Systems, Inc. (a)	316,202
272,316	CVS Health Corp. (e)	20,230,356
57,220	HCA Healthcare, Inc. (e)	8,457,688
31,810	HealthEquity, Inc. (a) (e)	2,356,167
33,905	Humana, Inc. (e)	12,426,861
113,436	Tenet Healthcare Corp. (a) (e)	4,313,971
153,534	UnitedHealth Group, Inc. (e)	45,135,925
		139,428,689
	Healthcare Services — 1.1%
106,250	Centene Corp. (a)	6,679,938
17,903	Laboratory Corporation of America Holdings (a) (e)	3,028,651
		9,708,589

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Life Sciences Tools & Services — 4.8%
27,325	Agilent Technologies, Inc.	$2,331,096
27,217	Illumina, Inc. (a) (e)	9,028,968
4,223	Mettler-Toledo International, Inc. (a)	3,350,021
12,456	PerkinElmer, Inc.	1,209,478
19,700	PRA Health Sciences, Inc. (a) (e)	2,189,655
72,759	Thermo Fisher Scientific, Inc. (e)	23,637,216
		41,746,434
	Medical Devices and Diagnostics — 6.1%
13,477	Align Technology, Inc. (a) (e)	3,760,622
324,955	Boston Scientific Corp. (a) (e)	14,694,465
100,456	Danaher Corp. (e)	15,417,987
21,683	Intuitive Surgical, Inc. (a) (e)	12,817,906
19,824	Quest Diagnostics, Inc.	2,117,005
23,952	ResMed, Inc. (e)	3,711,841
		52,519,826
	Pharmaceuticals — 33.1%
106,259	Allergan plc (c) (e)	20,313,533
75,265	AmerisourceBergen Corp. (e)	6,399,030
246,523	Bristol-Myers Squibb Co. (e)	15,824,311
204,109	Bristol-Myers Squibb Co., CVR 03/31/21 (a) (g)	614,368
146,280	Eli Lilly & Co. (e)	19,225,580
25,696	IQVIA Holdings, Inc. (a) (e)	3,970,289
558,665	Johnson & Johnson (e)	81,492,464
38,327	McKesson Corp. (e)	5,301,391
14,381	Medicines Co. (The) (a)	1,221,522
687,999	Merck & Co., Inc. (e)	62,573,509
112,651	Mylan N.V. (a) (e)	2,264,285
1,278,548	Pfizer, Inc. (e)	50,093,511
352,804	Teva Pharmaceutical Industries Ltd. (a) (f)	3,457,479
99,400	Zoetis, Inc. (e)	13,155,590
656,921	Zyla Life Sciences (a) (b) (h)	1,149,612
		287,056,474
	Real Estate Investment Trusts — 7.0%
293,879	Diversified Healthcare Trust REIT	2,480,339
54,607	Healthpeak Properties, Inc.	1,882,303
126,122	LTC Properties, Inc.	5,646,482
245,677	Medical Properties Trust, Inc.	5,186,241
105,543	New Senior Investment Group Inc.	807,404
223,295	Omega Healthcare Investors, Inc.	9,456,543
305,263	Physicians Realty Trust	5,781,681
395,119	Sabra Health Care REIT, Inc.	8,431,839
147,095	Ventas, Inc.	8,493,265

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Real Estate Investment Trusts — continued
155,223	Welltower, Inc.	$12,694,137
		60,860,234
	TOTAL COMMON STOCKS AND WARRANTS (Cost $771,544,180)	862,574,505
	EXCHANGE TRADED FUND — 0.6% of Net Assets
53,773	Health Care Select Sector SPDR Fund	5,477,318
	TOTAL EXCHANGE TRADED FUND (Cost $5,286,386)	5,477,318

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT - 5.0% of Net Assets
$42,896,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $42,896,000, 0.12%, dated 12/31/19, due 01/02/20 (collateralized by U.S. Treasury Note 2.75%, due 09/15/21, market value $43,758,805)	42,896,000
	TOTAL SHORT-TERM INVESTMENT (Cost $42,896,000)	42,896,000

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)
	CALL OPTION CONTRACTS PURCHASED - 0.1% of Net Assets
65/2,340,000	Biogen, Inc. Jun20 360 Call	63,700
500/2,500,000	Bristol-Myers Squibb Co. Jan20 50 Call	707,500
	TOTAL CALL OPTION CONTRACTS PURCHASED (Premium paid $529,476)	771,200
	OPTION CONTRACTS WRITTEN — (0.2) % of Net Assets
440/(3,960,000)	Abbott Laboratories Jan20 90 Call	(9,680)
380/(3,420,000)	AbbVie, Inc. Jan20 90 Call	(24,320)
32/(544,000)	ABIOMED Inc Jan20 170 Call	(29,760)
100/(1,150,000)	Alexion Pharmaceuticals, Inc. Jan20 115 Call	(13,000)
26/(728,000)	Align Technology Inc Jan20 280 Call	(16,770)
143/(2,788,500)	Allergan plc Jan20 195 Call	(9,009)
112/(1,008,000)	AmerisourceBergen Corp. Jan20 90 Call	(3,360)
185/(4,440,000)	Amgen, Inc. Jan20 240 Call	(86,950)
84/(2,520,000)	Anthem, Inc. Jan20 300 Call	(50,400)
115/(977,500)	Baxter International, Inc. Jan20 85 Call	(10,120)
76/(1,976,000)	Becton, Dickinson and Co. Jan20 260 Call	(98,420)
53/(1,590,000)	Biogen, Inc. Jan20 300 Call	(28,620)
411/(1,849,500)	Boston Scientific Corp. Jan20 45 Call	(34,524)
41/(246,000)	Bristol-Myers Squibb Co. Jan20 60 Call	(17,179)

The accompanying notes are an integral part of this Schedule of Investments.

NUMBER OF CONTRACTS (100 SHARES EACH)/NOTIONAL AMOUNT ($)		VALUE
	Call Option Contracts Written-— continued
25/(375,000)	Charles River Laboratories International, Inc. Jan20 150 Call	$(13,250)
274/(5,754,000)	Cigna Corp. Jan20 210 Call	(55,074)
713/(5,490,100)	CVS Health Corp. Jan20 77 Call	(22,103)
311/(4,820,500)	Danaher Corp. Jan20 155 Call	(48,205)
103/(618,000)	DENTSPLY Sirona, Inc. Jan20 60 Call	(721)
43/(1,118,000)	Edwards Lifesciences Corp. Jan20 260 Call	(215)
231/(3,118,500)	Eli Lilly & Co. Jan20 135 Call	(13,167)
85/(1,232,500)	HCA Healthcare, Inc. Jan20 145 Call	(36,550)
45/(315,000)	HealthEquity, Inc. Jan20 70 Call	(23,850)
50/(1,750,000)	Humana, Inc. Jan20 350 Call	(85,000)
33/(858,000)	IDEXX Laboratories, Inc. Jan20 260 Call	(18,150)
47/(1,574,500)	Illumina, Inc. Jan20 335 Call	(46,671)
65/(617,500)	Incyte Corp. Jan20 95 Call	(2,600)
49/(416,500)	Inogen, Inc. Jan20 85 Call	(980)
32/(1,920,000)	Intuitive Surgical, Inc. Jan20 600 Call	(30,400)
38/(570,000)	IQVIA Holdings, Inc. Jan20 150 Call	(21,850)
778/(10,892,000)	Johnson & Johnson Jan20 140 Call	(497,920)
26/(468,000)	Laboratory Corporation Of America Holdings Jan20 180 Call	(442)
56/(840,000)	McKesson Corp. Jan20 150 Call	(1,540)
112/(1,288,000)	Medtronic plc Jan20 115 Call	(9,520)
1,023/(9,207,000)	Merck & Co., Inc. Jan20 90 Call	(182,094)
168/(336,000)	Mylan N.V. Jan20 20 Call	(11,424)
60/(132,000)	Nektar Therapeutics Jan20 22 Call	(7,500)
1,902/(7,417,800)	Pfizer, Inc. Jan20 39 Call	(127,434)
29/(333,500)	PRA Health Sciences, Inc. Jan20 115 Call	(3,190)
46/(1,748,000)	Regeneron Pharmaceuticals, Inc. Jan20 380 Call	(28,060)
47/(235,000)	REGENXBIO, Inc. Jan20 50 Call	(1,551)
35/(542,500)	ResMed, Inc. Jan20 155 Call	(8,575)
167/(584,500)	Tenet Healthcare Corp. Jan20 35 Call	(57,281)
173/(5,709,000)	Thermo Fisher Scientific, Inc. Jan20 330 Call	(38,060)
181/(5,475,250)	UnitedHealth Group, Inc. Jan20 302.5 Call	(46,517)
102/(2,448,000)	Vertex Pharmaceuticals, Inc. Jan20 240 Call	(2,550)
63/(945,000)	Zimmer Biomet Holdings, Inc. Jan20 150 Call	(12,285)
148/(1,850,000)	Zoetis, Inc. Jan20 125 Call	(110,556)
	TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums received $1,530,242)	(1,997,397)
	TOTAL INVESTMENTS - 124.8% (Cost $987,859,305)	1,080,988,894
	OTHER LIABILITIES IN EXCESS OF ASSETS - (24.8)%	(215,055,714)
	NET ASSETS - 100%	$865,933,180

(a)     Non-income producing security.

(b)     Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.

(c)     Foreign security.

The accompanying notes are an integral part of this Schedule of Investments.

(d)         Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)          A portion of security is pledged as collateral for call options written.

(f)           American Depository Receipt

(g)          Contingent Value Right

(h)         Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $1,149,612).

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2019

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last bid price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used.  Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At December 31, 2019, the cost of securities for Federal income tax purposes was $990,442,158. The net unrealized gain on securities held by the Fund was $92,544,133, including gross unrealized gain of $149,817,471 and gross unrealized loss of $57,273,338.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended December 31, 2019 were as follows:

TEKLA HEALTHCARE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2019

(Unaudited, continued)

Affiliated Companies	Beginning Value as of September 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sale of Affiliated Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 31, 2019
Zyla Life Sciences	$712,759	$—	$—	$—	$436,853	$1,149,612
	$712,759	$—	$—	$—	$436,853	$1,149,612

Affiliated Companies	Shares/ Principal Amount as of December 31, 2019	Dividend/ Interest Income from Affiliated Companies	Capital Gain Distributions from Affiliated Companies
Zyla Life Sciences	656,921	$—	$—
	656,921	$—	$—

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended December 31, 2019, the total amount of transfers between Level 3 and Level 2 was $2,449,999. The one investment was transferred due to an initial public offering lock-up period and the values are being supported by significant observable inputs. There were no other transfers between these levels.

The following is a summary of the levels used as of December 31, 2019 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred and Warrants
Biotechnology	—	—	$5,875,109	$5,875,109
Health Care Equipment & Supplies	—	—	339,338	339,338
Convertible Notes
Biotechnology	—	—	1,255,272	1,255,272
Health Care Equipment & Supplies	—	—	774,246	774,246
Non-convertible Notes
Biotechnology	—	$33,144,872	—	33,144,872
Health Care Equipment & Supplies	—	17,027,165	—	17,027,165
Health Care Providers & Services	—	69,749,818	—	69,749,818
Healthcare Services	—	2,210,950	—	2,210,950
Life Sciences Tools & Services	—	2,197,568	—	2,197,568
Pharmaceuticals	—	38,692,930	—	38,692,930
Common Stocks and Warrants
Biotechnology	$131,252,989	2,591,626	75,323	133,919,938
Health Care Equipment & Supplies	137,334,321	—	—	137,334,321
Health Care Providers & Services	139,428,689	—	—	139,428,689
Healthcare Services	9,708,589	—	—	9,708,589
Life Sciences Tools & Services	41,746,434	—	—	41,746,434
Medical Devices and Diagnostics	52,519,826	—	—	52,519,826
Pharmaceuticals	285,906,862	1,149,612	—	287,056,474
Real Estate Investment Trusts	60,860,234	—	—	60,860,234
Exchange Traded Fund	5,477,318	—	—	5,477,318
Short-term Investment	—	42,896,000	—	42,896,000
Total	$864,235,262	$209,660,541	$8,319,288	$1,082,215,091
Other Financial Instruments
Assets
Call Options Contracts Purchased	$771,200	$—	$—	$771,200
Liabilities
Call Options Contracts Written	(1,997,397)	—	—	(1,997,397)
Total	$(1,226,197)	$—	$—	$(1,226,197)

TEKLA HEALTHCARE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2019

(Unaudited, continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2019	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of December 31, 2019
Convertible Preferred and Warrants
Biotechnology	$10,302,277	$(2,227,229)	$250,060	$—	$(2,449,999)	$5,875,109
Health Care Equipment & Supplies	339,338	—	—	—	—	339,338
Convertible Notes
Biotechnology	1,315,551	(180,652)	120,373	—	—	1,255,272
Health Care Equipment & Supplies	774,246	—	—	—	—	774,246
Common Stocks and Warrants
Biotechnology	119,261	(43,938)	—	—	—	75,323
Total	$12,850,673	($2,451,819)	$370,433	$—	($2,449,999)	$8,319,288

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2019:	$(2,451,819)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at December 31, 2019	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$75,323	Income approach, Black-Scholes	Discount for lack of marketability	20.00% (20.00%)
	1,113,584	Probability weighted expected return model	Discount rate Price to sales multiple	23.63% (23.63%) 4.55x (4.55x)
	3,787,188	Market approach, recent transaction	(a)	N/A
	3,343,193	Market comparable	Discount for lack of marketability Earnings ratio	15.00% (15.00%) 6.53x (6.53x)
$8,319,288

(a) The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information to provide as these methods of measure are investment specific.

TEKLA HEALTHCARE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2019

(Unaudited, continued)

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 1% of the Fund’s Managed Assets at December 31, 2019.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2019. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date	Cost	Carrying Value per Unit		Value
Decipher Biosciences, Inc.
Series II Cvt. Pfd	03/29/19	$4,220,730	$1.51		$1,375,802
Series III Cvt. Pfd	03/29/19	954,924	2.17		1,967,391
Galera Therapeutics, Inc. Common	08/30/18	2,450,158	11.84		2,591,626
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	01/21/16	284,688	0.83		339,300
Junior Preferred	01/21/16	132,722	0.00	†	38
Cvt. Promissory Note	03/28/17	131,452	100.00		131,169
Cvt. Promissory Note	11/21/17	43,854	100.00		43,770
Cvt. Promissory Note	01/11/18	87,568	100.00		87,539
Cvt. Promissory Note	02/06/18	87,539	100.00		87,539
Cvt. Promissory Note	09/05/18	109,424	100.00		109,424
Cvt. Promissory Note	01/28/19	85,552	100.00		85,552
Cvt. Promissory Note	04/10/19	23,872	100.00		23,872
Cvt. Promissory Note	05/10/19	37,693	100.00		37,693
Cvt. Promissory Note	07/01/19	52,013	100.00		52,013
Cvt. Promissory Note	08/29/19	17,000	100.00		17,000
Cvt. Promissory Note	09/27/19	98,675	100.00		98,675
Warrants (expiration 03/31/27)	03/28/17	152	0.00		0
Warrants (expiration 09/06/27)	09/05/18	0	0.00		0
Warrants (expiration 11/20/27)	11/21/17	40	0.00		0
Warrants (expiration 01/11/28)	01/11/18	13	0.00		0
Warrants (expiration 02/06/28)	02/06/18	0	0.00		0
Warrants (expiration 01/29/29)	01/28/19	0	0.00		0
Warrants (expiration 04/29/29)	04/10/19	0	0.00		0
Warrants (expiration 05/13/29)	05/10/19	0	0.00		0
Warrants (expiration 07/02/29)	07/01/19	0	0.00		0
Warrants (expiration 08/29/29)	08/29/19	0	0.00		0
Warrants (expiration 09/27/29)	09/27/19	0	0.00		0
Oculis SA, Series B2 Cvt. Pfd	01/16/19	2,477,246	8.60		2,531,515
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	1/19/16, 10/24/16	1,651,433	0.00	†	254
Series B Cvt. Pfd	03/03/17	1,100,200	0.00	†	147
Cvt. Promissory Note	01/30/19	417,288	0.00	†	0
Cvt. Promissory Note	03/28/19	417,289	0.00	†	0
Cvt. Promissory Note	07/16/19	481,006	208.78		1,004,214
Cvt. Promissory Note	10/07/19	120,255	208.78		251,058
		$15,482,786			$10,835,591

(#) See Schedule of Investments and corresponding footnotes for more information on each issuer.

†    Carrying value per unit is greater than $0.00 but less than $0.01